Net Loss Per Share (Details) - Schedule of Computation of Diluted Shares Outstanding due to the Losses - shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Computation of Diluted Shares Outstanding due to the Losses [Abstract]
Options to purchase shares of common stock	1,366,865	1,469,102
Warrants	7,899,661	5,264,274
Unvested shares of restricted stock	140,955
Common stock issuable upon conversion of Series A preferred stock	5,709,935
Total	15,117,416	6,733,376